Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2021	2020
Tax effected net operating loss	$866,991	$—
Deferred tax asset attributable to:
Net operating loss carryover	5,716,044	—
Research and development tax credit carryforward	274,891	—

Sub-total	6,857,926	—
Valuation allowance	(6,857,926)	—

Net deferred tax asset	—	—

Cumulative NOL	$31,347,786	$—

ADOMANI, INC. [Member]
Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2020	2019
Net operating loss	846,276	871,662
Deferred tax asset attributable to:
Net operating loss carryover	5,655,726	4,809,450
Research and development tax credit carryforward	274,891	274,891

Sub-total	5,930,617	5,084,341
Valuation allowance	(5,930,617)	(5,084,341)

Net deferred tax asset	—	—

Cumulative NOL	26,932,029	22,902,141

Cumulative NOL at 21%	5,655,726	4,809,450